Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expense	$ 5,640	$ 2,160	$ 2,972	$ 1,309	$ 319
Cost of subscription and support revenue
Total stock-based compensation expense	317	143	216	108	50
Cost of professional services and other revenue
Total stock-based compensation expense	445	121	169	49	8
Research and development
Total stock-based compensation expense	1,605	391	575	294	73
Sales and marketing
Total stock-based compensation expense	1,646	800	966	509	57
General and administrative
Total stock-based compensation expense	$ 1,627	$ 705	$ 1,046	$ 349	$ 131